Income tax expense - Narrative (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	13.68%	11.00%	11.00%
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	21.00%	27.00%	27.00%
Weighted Average
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted average tax rate	13.80%	11.50%	11.30%